FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (310)	$ (310)	$ (226)
Income (expense) related to hedging activity	1,434	(7,101)	748
Amortization of debt discount and issuance costs	(10,004)
Exchange rate income (loss)	(3,521)	1,214	(1,122)
Total income (expenses)	(12,401)	(6,197)	(600)
Interest income	9,607	1,182	847
Total financial income (expenses), net	$ (2,794)	$ (5,015)	$ 247